Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	AUSTRIA — 1.4%
229,400	Erste Group Bank A.G.	$5,028,725
	CANADA — 9.6%
368,100	Brookfield Asset Management, Inc. - Class A	15,058,152
374,400	Cameco Corp.	9,935,937
184,200	Magna International, Inc.	8,737,966
		33,732,055
	FRANCE — 14.7%
129,400	Amundi S.A.[1]	5,386,801
348,200	Cie Generale des Etablissements Michelin SCA	7,801,332
348,400	Dassault Systemes S.E.	12,028,029
17,900	LVMH Moet Hennessy Louis Vuitton S.E.	10,552,934
76,800	Safran S.A.	6,987,716
192,700	TotalEnergies S.E.	9,040,055
		51,796,867
	GERMANY — 7.6%
45,300	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	10,904,177
166,100	Nemetschek S.E.	7,883,890
82,700	Symrise A.G.	8,063,931
		26,851,998
	HONG KONG — 2.3%
976,600	AIA Group Ltd.	8,131,035
	IRELAND — 7.3%
67,600	Accenture PLC - Class A	17,393,480
284,500	Experian PLC	8,328,201
		25,721,681
	JAPAN — 19.1%
55,100	FANUC Corp.	7,736,829
349,500	KDDI Corp.	10,218,078
456,000	Kubota Corp.	6,336,984
423,500	Marui Group Co., Ltd.	7,018,317
109,100	Nidec Corp.	6,106,998
201,700	Otsuka Holdings Co., Ltd.	6,386,807
665,500	Pan Pacific International Holdings Corp.	11,739,952
184,900	Sony Group Corp.	11,910,235
		67,454,200

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 2.0%
191,300	Samsung Electronics Co., Ltd.	$7,024,393
	NETHERLANDS — 4.7%
118,000	Akzo Nobel N.V.	6,686,763
112,700	Heineken N.V.	9,841,789
		16,528,552
	PERU — 2.8%
81,700	Credicorp Ltd.	10,032,760
	SINGAPORE — 3.2%
481,900	DBS Group Holdings Ltd.	11,147,582
	SWEDEN — 1.8%
348,000	Assa Abloy A.B. - Class B	6,520,118
	SWITZERLAND — 4.9%
162,600	Alcon, Inc.	9,444,692
102,100	Novartis A.G.	7,783,793
		17,228,485
	UNITED KINGDOM — 15.2%
251,200	Ashtead Group PLC	11,281,561
200,500	Coca-Cola Europacific Partners PLC	8,545,310
504,300	GSK PLC	7,283,576
3,074,100	Haleon PLC*	9,585,110
1,683,800	Rentokil Initial PLC	8,925,118
181,800	Unilever PLC	8,001,819
		53,622,494
	UNITED STATES — 0.3%
189,100	Carnival PLC*	1,177,314
	Total Common Stocks
	(Cost $406,334,496)	341,998,259

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.5%
$15,652,939	UMB Bank Demand Deposit, 0.01%[2]	$15,652,939
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,652,939)	15,652,939
	TOTAL INVESTMENTS — 101.4%
	(Cost $421,987,435)	357,651,198
	Liabilities in Excess of Other Assets — (1.4)%	(4,840,365)
	TOTAL NET ASSETS — 100.0%	$352,810,833

PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,386,801, which represents 1.5% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.